Annual Fund Operating Expenses - Class D Shares - Janus Henderson Small-Mid Cap Value Fund - Class D	Oct. 28, 2021
Operating Expenses:
Management Fees	0.64%	[1]
Other Expenses	0.42%
Total Annual Fund Operating Expenses	1.06%
Fee Waiver	0.16%	[2]
Total Annual Fund Operating Expenses After Fee Waiver	0.90%	[2]

[1]	This fee may adjust up or down monthly based on the Fund’s performance relative to a blend of the performance of its benchmark index and the Russell 3000® Value Index over the performance measurement period. For more information regarding performance-based advisory fees, refer to “Management Expenses” in the Fund’s Prospectus.
[2]	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding any performance adjustments to management fees, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.82% for at least a one-year period commencing on October 28, 2021. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.